UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended June 30, 2012


Institutional Investment Manager Filing this Report:


Merrill Lynch Bank (Suisse) S.A.
13, route de Florissant
P.O. Box 3070
CH-1211 Geneva 3

Form 13F File Number:  028-05561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Sophie Chapuisat
Director
+41-227031721

/s/ Sophie Chapuisat
______________________________
Sophie Chapuisat


Nathalie Gonthier
Director
+41-22-7031836

/s/ Nathalie Gonthier
______________________________
Nathalie Gonthier


13, route de Florissant
Geneva, Switzerland 1206
August 9, 2012

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number 028-00158
Name: Bank of America Corporation